Marketable Securities and Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	$ 55,447	$ 39,331	$ 32,382
Level I
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	55,442	39,284	32,244
Level II
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	5	47	138
Certificate of Deposit
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	2,317	2,858	2,315
Certificate of Deposit | Level I
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	2,317	2,858	2,315
U.S. Treasuries
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	52,616	35,918	29,421
U.S. Treasuries | Level I
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	52,616	35,918	29,421
Mutual Funds
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	509	508	508
Mutual Funds | Level I
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	509	508	508
Interest Rate Cap
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	5	47	138
Interest Rate Cap | Level II
Schedule Of Available For Sale Securities [Line Items]
Total Fair Value	$ 5	$ 47	$ 138